Fair Value Measurements Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Accumulated other comprehensive (loss)
Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	$ 211.5
Balance at the end of the year	312.1	$ 211.5
Middle market loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	65.4
Balance at the end of the year	106.9	65.4
Equity securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	3.6
Balance at the end of the year	6.6	3.6
Short-term investments
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	25.6
Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(4.6)	(2.2)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	307.1
Balance at the end of the year	533.0	307.1
Recurring | Level 3 | Liability
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	0.0
Liability purchases	(17.2)
Liability transfers	0.0
Liability sales	0.0
Liability, increase (decrease) in fv included in net income	(14.5)
Balance at the end of the period	(31.7)	0.0
Change in unrealized gains or losses	0.0
Recurring | Level 3 | Liability | Loss Portfolio Transfer
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	0.0
Liability purchases	(17.2)
Liability transfers	0.0
Liability sales	0.0
Liability, increase (decrease) in fv included in net income	(14.5)
Balance at the end of the period	(31.7)	0.0
Change in unrealized gains or losses	0.0
Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(0.5)	(0.5)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	211.5
Balance at the end of the year	312.1	211.5
Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(2.1)	(1.5)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	65.3
Balance at the end of the year	106.9	65.3
Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(2.0)	(0.2)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	26.7
Balance at the end of the year	66.8	26.7
Recurring | Global corporate securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	15.0
Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	3.6
Balance at the end of the year	6.6	3.6
Recurring | Preference shares | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)		0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	0.0
Balance at the end of the year		0.0
Recurring | Short-term investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	25.6
Assets | Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	307.1	299.3
Purchases and issuances	378.2	205.1
Settlements and sales	(147.4)	(182.0)
Increase (decrease) in fair value included in net income	(4.9)	4.2
Balance at the end of the year		307.1
Transfers in/(out)	0.0	(19.5)
Assets | Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	211.5	163.6
Purchases and issuances	215.7	169.9
Settlements and sales	(113.1)	(122.5)
Increase (decrease) in fair value included in net income	(2.0)	0.5
Balance at the end of the year		211.5
Transfers in/(out)	0.0	0.0
Assets | Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	65.3	112.1
Purchases and issuances	61.8	5.6
Settlements and sales	(19.3)	(56.1)
Increase (decrease) in fair value included in net income	(0.9)	3.7
Balance at the end of the year		65.3
Transfers in/(out)	0.0	0.0
Assets | Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	26.7	18.6
Purchases and issuances	54.5	10.0
Settlements and sales	(12.6)	(1.8)
Increase (decrease) in fair value included in net income	(1.8)	(0.1)
Balance at the end of the year		26.7
Transfers in/(out)	0.0	0.0
Assets | Recurring | Global corporate securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	0.0
Purchases and issuances	15.1
Settlements and sales	0.0
Increase (decrease) in fair value included in net income	(0.1)
Balance at the end of the year		0.0
Transfers in/(out)	0.0
Assets | Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	3.6	5.0
Purchases and issuances	5.5	0.1
Settlements and sales	(2.4)	(1.6)
Increase (decrease) in fair value included in net income	(0.1)	0.1
Balance at the end of the year		3.6
Transfers in/(out)	0.0	0.0
Assets | Recurring | Preference shares | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year		0.0
Purchases and issuances		19.5
Settlements and sales		0.0
Increase (decrease) in fair value included in net income		0.0
Transfers in/(out)		(19.5)
Assets | Recurring | Short-term investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	0.0
Purchases and issuances	25.6
Settlements and sales	0.0
Increase (decrease) in fair value included in net income	0.0
Balance at the end of the year		$ 0.0
Transfers in/(out)	$ 0.0